Trade Accounts Payable - Supplier Finance Arrangements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Payable Supplier Finance Arrangements [Abstract]
Trade and other current payable to trade suppliers	$ 37.6	$ 27.5
Average Payment period	104	89